PROBABILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.0%
	EQUITY - 78.0%
27,410	Direxion Daily S&P 500 Bull 3X	$ 2,005,864
6,650	Invesco QQQ Trust Series 1	2,134,184
35,940	ProShares UltraPro Dow30	1,996,467
71,450	ProShares UltraPro QQQ	2,019,177
6,390	SPDR Dow Jones Industrial Average ETF Trust	2,125,442
5,660	Vanguard S&P 500 ETF	2,128,556
		12,409,690

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,926,702)	12,409,690

	TOTAL INVESTMENTS - 78.0% (Cost $11,926,702)	$ 12,409,690
	OTHER ASSETS IN EXCESS OF LIABILITIES- 22.0%	3,490,708
	NET ASSETS - 100.0%	$ 15,900,398

ETF        - Exchange Traded Fund

SPDR    - Standard & Poor’s Depositary Receipt